Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments and financial risk management
Schedule of categories of financial instruments

		As at December 31,
Thousands of euros	Notes	2017	2016	2015
Financial assets
Loans, receivables and cash and cash equivalents		36,415	85,134	26,837
Cash and cash equivalents (including cash balances in disposal group held for sale)		34,063	77,969	17,982
Other non-current assets	16	1,801	3,855	4,764
Trade receivables	18	78	1,728	1,687
Other current financial assets	19	473	1,582	2,404
Financial liabilities
Amortized cost		27,049	34,982	32,421
Financial loans	20	7,171	10,268	11,777
Convertible notes (ordinary note)	20	17,780	21,548	18,840
Trade payables	23	2,098	3,166	1,804
Fair value through profit or loss		16,341	15,587	26,351
Convertible notes (warrant)	20	16,341	2,379	13,337
Other financial liabilities	20	—	350	985
Other liabilities contingent consideration	23	—	12,858	12,029

Schedule of fair value of financial instruments

		As at December 31, 2017
Thousands of euros	Notes	Carrying amount	Fair value	Fair value hierarchy
Financial assets
Loans and receivables		1,801	1,802
Other non-current assets		1,801	1,802	Level 2
Financial liabilities
Amortized cost		24,951	27,805
Financial loans	21	7,171	9,885	Level 2
Convertible notes (ordinary note)	21	17,780	17,920	Level 2
Fair value through profit or loss		16,341	16,341
Convertible notes (warrant)	21	16,341	16,341	Level 3

		As at December 31, 2016
Thousands of euros	Notes	Carrying amount	Fair value	Fair value hierarchy
Financial assets
Loans and receivables		3,855	3,855
Other non-current assets		3,855	3,855	Level 2
Financial liabilities
Amortized cost		31,816	40,898
Financial loans	21	10,268	13,436	Level 2
Convertible notes (ordinary note)	21	21,548	27,462	Level 2
Fair value through profit or loss		15,587	15,587
Convertible notes (warrant)	21	2,379	2,379	Level 3
Other financial liabilities	21	350	350	Level 2
Other liabilities contingent consideration	23	12,858	12,858	Level 3

		As at December 31, 2015
Thousands of euros	Notes	Carrying amount	Fair value	Fair value hierarchy
Financial assets
Loans and receivables		4,764	4,764
Other non-current assets		4,764	4,764	Level 2
Financial liabilities
Amortized cost		30,617	44,005
Financial loans	21	11,777	16,180	Level 2
Convertible notes (ordinary note)	21	18,840	27,825	Level 2
Fair value through profit or loss		26,351	26,351
Convertible notes (warrant)	21	13,337	13,337	Level 3
Other financial liabilities	21	985	985	Level 2
Other liabilities contingent consideration	23	12,029	12,029	Level 3

Schedule of financial assets and financial liabilities denominated in different currencies

	EUR			USD			GBP			CHF			Total
	As at			As at			As at			As at			As at
Thousands	December 31			December 31			December 31			December 31			December 31
of euros	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2014
Financial assets
Cash and cash equivalents	33,811	77,320	17,749	248	524	54	0	123	179	2	2	—	34,063	77,969	17,982
Trade receivables	78	1,728	1,687	—	—	—	—	—	—	—	—	—	78	1,728	1,687

Total Financial assets	33,889	79,048	19,436	248	524	54	0	123	179	2	2	—	34,141	79,697	19,669

Financial liabilities
Trade payables	1,944	2,184	1,731	119	955	33	35	27	5	—	—	35	2,098	3,166	1,804
Other liabilities contingent consideration	—	12,858	12,029	—	—	—	—	—	—	—	—	—	—	12,858	12,029
Borrowings	41,752	34,846	45,680	—	—	—	—	—	—	—	—	—	41,752	34,846	45,680

Total financial liabilities	43,696	49,888	59,440	119	955	33	35	27	5	—	—	35	43,850	50,870	59,513

Schedule of maturity analysis of financial liabilities

Thousands of	Interest	Within						After
euros	rate	1 year	2 years	3 years	4 years	5 years	6 years	6 years	Total

As at December 31, 2017
Non-interest bearing	N/A	471	471	471	471	405	254	236	2,779
Fixed interest rate borrowings	1.46%	675	675	675	675	675	675	1,012	5,062
Fixed interest rate borrowings	0.33%	—	49	139	230	230	230	730	1,608
Fixed interest rate borrowings (Kreos)	12.5%	1,324	—	—	—	—	—	—	1,324
Fixed interest rate borrowings (Bonds)	9.0%	18,810	—	—	—	—	—	—	18,810
Leasings	N/A	169	48	—	—	—	—	—	217

Total		21,449	1,243	1,285	1,376	1,310	1,159	1,978	29,800

As at December 31, 2016
Non-interest bearing	N/A	471	471	471	471	471	405	490	3,251
Fixed interest rate borrowings	1.46%	675	675	675	675	675	675	1,688	5,739
Fixed interest rate borrowings	0.33%	—	—	49	139	139	139	506	972
Floating interest rate borrowings	Euribor	20	—	—	—	—	—	—	20
Fixed interest rate borrowings (Kreos)	12.5%	3,973	1,324	—	—	—	—	—	5,297
Fixed interest rate borrowings (Bonds)	9.0%	2,250	26,125	—	—	—	—	—	28,375
Leasings	N/A	63	74	—	—	—	—	—	137
Other financial liabilities	N/A	350	—	—	—	—	—	—	350

Total		7,803	28,669	1,196	1,285	1,285	1,219	2,684	44,142

As at December 31, 2015
Non-interest bearing	N/A	468	471	471	471	471	471	895	3,718
Fixed interest rate borrowings	1.46%	563	675	675	675	675	675	2,363	6,301
Floating interest rate borrowings	Euribor	40	20	—	—	—	—	—	60
Fixed interest rate borrowings (Kreos)	12.5%	3,973	3,973	1,117	—	—	—	—	9,063
Fixed interest rate borrowings (Bonds)	9.0%	2,250	2,250	26,125	—	—	—	—	30,625
Other financial liabilities	N/A	985	—	—	—	—	—	—	985

Total		8,279	7,389	28,388	1,146	1,146	1,146	3,258	50,753